Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

(the “Trust”)

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

TSW CORE PLUS BOND FUND

(together, the “Funds”)

Supplement dated September 27, 2024 to the

Statutory Prospectus for Institutional, Advisor, Investor and Class Z Shares of the Trust

dated February 1, 2024 (as supplemented thereafter),

Statutory Prospectus for Institutional, Advisor, Investor and Class Z Shares of the Trust

dated May 14, 2024 (as supplemented thereafter),

Statement of Additional Information of the Trust

dated February 1, 2024 (as supplemented thereafter) and

Statement of Additional Information of the Trust

dated May 14, 2024 (as supplemented thereafter)

Effective September 25, 2024, the website to obtain additional information about the Funds is www.perpetual.com.

Accordingly, all references to www.TSWInvest.com and www.johcm.com/us/our-funds in the Statutory Prospectuses and Statements of Additional Information are hereby replaced with www.perpetual.com.

Additionally, the second and third paragraphs in the “Disclosure of Portfolio Holdings” section of the Statement of Additional Information are replaced with the below:

Monthly top ten holdings for each Fund are available on its website (www.perpetual.com) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. A complete listing of quarter-end portfolio holdings for each Fund is available at www.perpetual.com 10 calendar days after each quarter-end. To find the top ten monthly holdings and quarter-end portfolio holdings for a Fund, click on “Mutual Funds” and then navigate to the specific Fund page.

Portfolio holdings information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. The Funds will disclose portfolio holdings quarterly, in the annual and semi-annual reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

This Supplement should be retained for future reference.